Transactions and Balances with Related Parties (Details) - Schedule of Key Management Personnel and Interested Parties - Key management personnel of entity or parent [member] € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Transactions and Balances with Related Parties (Details) - Schedule of Key Management Personnel and Interested Parties [Line Items]
Short-term Benefits, Number of People	3	3	3
Short-term Benefits, Amount	€ 703	€ 994	€ 763
Post-employment Benefits,Number of People	2	2	2
Post-employment Benefits, Amount	€ 66	€ 72	€ 61
Share-based payments, Number of People	3	3	3
Share-based payments, Amount	€ 80	€ 69	€ 68